Shareholder Report, Line Graph (Details) 197275_Pacer Swan SOS Flex -January- ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Dec. 22, 2020	Oct. 31, 2025
Pacer Swan SOS Flex (January) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Pacer Swan SOS Flex (January) ETF NAV
Accumulated Value	$ 15,788	$ 12,607	$ 11,152	$ 11,585	$ 10,000	$ 17,834
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 16,407	$ 11,888	$ 10,793	$ 12,640	$ 10,000	$ 19,927
S&P 500 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Price Return Index